Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about commitments [abstract]
Schedule of commitments

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Capital expenditure
Contracted for[1]	360.9	161.6
[1]Contracted for capital expenditure of US$360.9 million (2023: US$161.6 million) includes US$117.1 million (2023: US$115.2 million) for Salares Norte and US$129.3 million
(2023: US$nil) for the St Ives renewable project.

Schedule of lease contracts

	United States Dollar
Lease contracts[1] Figures in millions unless otherwise stated	Undiscounted lease liabilities[2]	Non-lease elements[3]	Fully variable lease payments[4]	Total

2024
– within one year	111.3	209.5	483.6	804.4
– later than one and not later than five years	271.2	340.7	1,703.9	2,315.8
– later than five years	178.4	131.3	468.3	778.0
	560.9	681.5	2,655.8	3,898.2
2023
– within one year	100.7	165.9	572.4	839.0
– later than one and not later than five years	245.3	348.8	1,556.8	2,150.9
– later than five years	203.0	182.2	995.0	1,380.2
	549.0	696.9	3,124.2	4,370.1
1No leases were entered into during 2024 for which the use of the assets has not yet commenced at year-end.
[2]The undiscounted lease liabilities relate to the gross cash flows used to determine the lease liabilities in terms of IFRS 16 Leases and will not agree to the leases recognised in note 36.
[3]The non-lease elements are the amounts in the lease contracts relating mainly to contractor mining and power purchase agreements that are not accounted for as part of the lease liabilities.
[4]These are the total commitments per lease contracts relating mainly to contractor mining and power purchase agreements where the payments have been determined to be fully variable, as a result no lease liability has been recorded. Included in these amounts are payment for non-lease elements of the arrangement.